Equity - Schedule of fair value of each share award used the Monte Carlo pricing model and weighted average assumptions (Details) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2023 GBP (£) shares £ / shares	Jun. 30, 2022 GBP (£) shares £ / shares	Jun. 30, 2021 GBP (£) shares £ / shares
Disclosure of reserves within equity [abstract]
Risk free interest rate	3.10%	0.40%	(0.10%)
Expected life of the awards	35 months	40 months	36 months
Dividend yield	2.00%	2.10%	2.70%
Weighted average share price	£ 37.58	£ 35.45	£ 25.57
Weighted average fair value of awards granted in the year	£ 19.92	£ 27.29	£ 21.07
Number of awards granted in the year | shares	1.7	2.1	2.1
Fair value of all awards granted in the year | £	£ 34	£ 57	£ 45